Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended		8 Months Ended	12 Months Ended		3 Months Ended	8 Months Ended	12 Months Ended			4 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Berre Refinery [Member]	Dec. 31, 2011 Berre Refinery [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] Berre Refinery [Member]	Dec. 31, 2010 Successor [Member] Berre Refinery [Member]	Dec. 31, 2012 Successor [Member] Berre Refinery [Member]	Dec. 31, 2011 Successor [Member] Berre Refinery [Member]	Dec. 31, 2010 Successor [Member] Flavors and fragrance chemicals business [Member] Employees	Apr. 30, 2010 Predecessor [Member]	Apr. 30, 2010 Predecessor [Member] Berre Refinery [Member]
Discontinued Operations [Line Items]
Estimated cost of social plan														$ 136
Reduction of estimate of cost of social plan for the Berre refinery closure									25	0						(25)
Income (loss) from discontinued operations, net of tax [Abstract]
Sales and other operating revenues															1,552	278	2,852			660
Income (loss) from discontinued operations before income taxes															(45)	(24)	(343)			242
(Provision for) benefit from income taxes															0	0	11			0
Income (loss) from discontinued operations, net of tax	(22)	(7)	0	5	(245)	(17)	(48)	(22)			19	(24)	(332)		(45)	(24)	(332)		242	242
Charge (benefit) due to liquidations of LIFO inventory layers											8					(73)
Current assets related to discontinued operations: [Abstract]
Accounts receivable trade, net									16	234
Inventories									34	222
Total current assets related to discontinued operations									50	456
Current liabilities related to discontinued operations: [Abstract]
Accounts payable trade									19	158
Accrued liabilities									21	30
Total current liabilities related to discontinued operations									40	188
Long-term liabilities related to discontinued operations: [Abstract]
Other liabilities									48	121
Total long-term liabilities related to discontinued operations									48	121
Social Plan, Berre refinery [Roll Forward]
Beginning balance									130	0
Additions	53				18	14	61		0	130
Cash payments									(44)	0
Adjustment for change in estimated population and newly enacted law									(25)	0						25
Foreign currency impact									(2)	0
Ending balance									59	130
Disposal Group Including Discontinued Operation Additional Disclosure [Abstract]
After-tax gain recognized from the sale of the business unit																		64
Proceeds from the sale of business unit																		$ 154
Number of employees (in employees)																		200